Investment Strategy	Dec. 29, 2025
Villere Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Balanced Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills).
Under normal market conditions, the Balanced Fund invests 50% to 80% of its assets in equity securities selected primarily for their growth potential and 20% to 50% of its assets in equity and fixed-income securities selected primarily for their income potential. Additionally, the Balanced Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. In selecting investments, the Adviser places a greater emphasis on the income component of the Fund’s portfolio than might be the case for a traditional equity fund.
Of the securities selected for income potential, under normal market conditions, the Balanced Fund will invest at least 25% of its assets in fixed-income securities and short-term instruments. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Balanced Fund may also invest up to 10% in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed-income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s). The Balanced Fund’s investments in any one sector may exceed 25% of its net assets.
A stock will be considered for sale by the Balanced Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost. The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio. Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Strategy Portfolio Concentration [Text]	Of the securities selected for income potential, under normal market conditions, the Balanced Fund will invest at least 25% of its assets in fixed-income securities and short-term instruments. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years. The Balanced Fund may also invest up to 10% in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed-income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s). The Balanced Fund’s investments in any one sector may exceed 25% of its net assets.
Villere Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Equity Fund strives to be fully invested at all times. Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Equity Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Adviser utilizes a bottom-up approach to select domestic equity securities that it believes will offer growth regardless of the economic cycle, interest rates or political climate. The Equity Fund may invest in companies of any capitalization size. The Equity Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants, and may occasionally invest in initial public offerings of companies. The Equity Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”). Additionally, the Equity Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The Equity Fund's investments in any one sector may exceed 25% of its net assets.
A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost. Sales may also be made when consecutive quarterly disappointments occur, such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Strategy Portfolio Concentration [Text]	The Equity Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”). Additionally, the Equity Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The Equity Fund's investments in any one sector may exceed 25% of its net assets.